Accounts receivable, net - Movements in allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable, net
Beginning balance			¥ (785)	¥ (656)
Additions	$ (249)	¥ (1,709)		(129)
Write offs		1,638	¥ 785
Ending balance		¥ (71)		¥ (785)